Note 16 Commitments and Contingencies - Minimum Operating Lease Payments (Details) $ in Thousands	Dec. 31, 2016 USD ($)
2017	$ 21,783
2018	17,463
2019	14,395
2020	12,046
2021	8,849
Thereafter	$ 10,620